Equity share capital and share premium	6 Months Ended
Jun. 30, 2024
Equity share capital and share premium
Equity share capital and share premium
9.	Equity share capital and share premium

Issued and fully paid shares:

	Total ordinary shares (par value €0.01)	Total share capital	Total share premium
	(million)	$'m	$'m
At December 31, 2023	597.64	267	5,989
Share issuance	0.03	—	—
At June 30, 2024	597.67	267	5,989